Condensed Consolidated Balance Sheets (Parenthetical) - SFr / shares	Jun. 30, 2026	Dec. 31, 2025
Treasury stock	56,508	56,508
Class A Common Stock
Common stock, par value (in dollar per share)	SFr 0.01	SFr 0.01
Common stock, shares authorized	2,000,880	2,000,880
Common stock, shares issued	1,600,880	1,600,880
Common stock, shares outstanding	1,600,880	1,600,880
Class B Common Stock
Common stock, par value (in dollar per share)	SFr 0.1	SFr 0.1
Common stock, shares authorized	8,281,180	8,281,180
Common stock, shares issued	4,080,546	4,080,546
Common stock, shares outstanding	4,024,038	4,024,038